RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	May 13, 2022	May 10, 2022	Oct. 28, 2021	Oct. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Issuance of representative shares					$ 622,882	$ 622,882
Common shares, par value (in dollars per share)						$ 0.0001	$ 0.0001
Consideration of shares surrendered for cancellations		$ 0
Related party						$ 9,960	$ 49,960
Class B common stock
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, stock outstanding (in shares)		2,300,000				2,300,000	2,300,000	2,300,000
Shares subject to forfeiture						300,000
Sponsor
RELATED PARTY TRANSACTIONS
Related party							$ 49,960
Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Number of shares surrendered		575,000
Consideration of shares surrendered for cancellations		$ 0
Stock transferred to others				25,000
Founder shares
RELATED PARTY TRANSACTIONS
Common stock, stock outstanding (in shares)		2,300,000
Shares subject to forfeiture		300,000		300,000
Shares are no longer subject to forfeiture	300,000
Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares surrendered		575,000
Consideration of shares surrendered for cancellations		$ 0
Founder shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Issuance of representative shares				$ 25,000
Purchase price, per unit				$ 0.009
Number of shares issued				2,875,000
Common shares, par value (in dollars per share)				$ 0.0001
Number of shares surrendered		575,000
Consideration of shares surrendered for cancellations		$ 0
Common stock, stock outstanding (in shares)							2,300,000
Shares subject to forfeiture				300,000
Shares are no longer subject to forfeiture	300,000
Related party						$ 4,860	$ 4,860
Founder shares | Sponsor | Class B common stock | Board of directors, nominees
RELATED PARTY TRANSACTIONS
Stock transferred to others			25,000
Founder shares | Sponsor | Class B common stock | Independent directors
RELATED PARTY TRANSACTIONS
Stock transferred to others			25,000
Founder shares | Sponsor | Class B common stock | Anchor investor
RELATED PARTY TRANSACTIONS
Stock transferred to others	60,000
Founder shares | Sponsor | Class B common stock | Ten anchor investors
RELATED PARTY TRANSACTIONS
Stock transferred to others	600,000